Investments - Schedule of Sale of Capital Gain Recognized (Details) - Cemiggt [Member] R$ in Millions	Mar. 20, 2023 BRL (R$)
IfrsStatementLineItems [Line Items]
Selling price	R$ 736
Number of value sold	R$ 55	[1]
Direct Participation [Member]
IfrsStatementLineItems [Line Items]
Equity interest rate	4.1422%
Number of value sold	R$ 30
Indirect Participation [Member]
IfrsStatementLineItems [Line Items]
Equity interest rate	3.3837%
Number of value sold	R$ 25	[1]

[1]	The effects of the sale are presented in the results of the Holdings/Holding operating segment in note 5.